STOCK-BASED COMPENSATION PLANS - Deferred share unit and performance share unit plans (Details) $ in Millions		3 Months Ended
	Jul. 13, 2016	Mar. 31, 2020 CAD ($)	Dec. 31, 2021 EquityInstruments	Dec. 31, 2020 EquityInstruments
STOCK-BASED COMPENSATION PLANS
Cash consideration paid on redemption of shares | $		$ 4.3
Quebecor deferred share unit plan, employees
STOCK-BASED COMPENSATION PLANS
Vesting life of share based awards	6 years
Number of units outstanding			84,647	136,942
TVA group deferred share unit plan, employees
STOCK-BASED COMPENSATION PLANS
Number of units outstanding			120,431	196,965